Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 29, 2017	Oct. 09, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value				$ 0.0001	$ 0.0001
Ordinary shares, shares authorized			372,138,271
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280
Ordinary shares, shares issued	225,831,214	223,484,172
Ordinary shares, shares outstanding	224,968,102	223,484,172
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	76,978,677	79,325,720
Ordinary shares, shares outstanding	76,978,677	79,325,720
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280
Ordinary shares, shares issued	225,831,214	223,484,172
Ordinary shares, shares outstanding	224,968,102	223,484,172
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	76,978,677	79,325,720
Ordinary shares, shares outstanding	76,978,677	79,325,720